Loans and Allowance for Loan Losses - Loans modified as troubled debt restructurings (Details 8) - Loans Receivable	12 Months Ended
	Dec. 31, 2015 USD ($) Loan	Dec. 31, 2014 USD ($) Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications | Loan	9	5
Troubled debt restructurings, recorded investment | $	$ 700,800	$ 604,187
Real estate loans | 1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications | Loan	1	3
Troubled debt restructurings, recorded investment | $	$ 98,246	$ 201,879
Real estate loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications | Loan	2	1
Troubled debt restructurings, recorded investment | $	$ 524,432	$ 386,355
Real estate loans | Agricultural real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications | Loan
Troubled debt restructurings, recorded investment | $
Commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications | Loan
Troubled debt restructurings, recorded investment | $
Agricultural loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications | Loan
Troubled debt restructurings, recorded investment | $
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications | Loan	1
Troubled debt restructurings, recorded investment | $	$ 1,431
Consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications | Loan	5	1
Troubled debt restructurings, recorded investment | $	$ 76,691	$ 15,953